Other receivables and prepaid expenses	12 Months Ended
Dec. 31, 2023
Other receivables and prepaid expenses
Other receivables and prepaid expenses

Note 8: Other receivables and prepaid expenses

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Research tax credit (CIR)	3,941	3,904	1,555
Value added tax	1,008	956	886
Prepaid expenses	1,418	1,574	133
Trade payables - prepayments and trade debtors	125	488	297
Miscellaneous	44	12	—
Total other receivables and prepaid expenses	6,536	6,934	2,916

The “research tax credit (CIR)” item corresponds to  the French CIR receivable for the 2023 financial year (vs 3,364 thousand euros in 2022 and 4,080 thousand euros in 2021), which has been assigned to Neftys, as part of the CIR pre-financing (see Note 13.3). In accordance with IAS 20, the CIR for the 2023 financial year has been deducted from research and development costs. The CIR receivable is recoverable in advance during the year following the year in which it was recorded, in the absence of taxable income.